Operating profit - Summary of Auditors Remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration [abstract]
Audit	£ 20.9	£ 21.1	£ 20.4
Audit-related and other assurance services	1.9	2.2	1.6
Total audit services, audit-related and other assurance services	22.8	23.3	22.0
Pension benefits
Auditor's remuneration [abstract]
Audit	0.2	0.2	0.2
GSK PLC
Auditor's remuneration [abstract]
Audit	10.9	10.8	10.2
Total for all subsidiaries
Auditor's remuneration [abstract]
Audit	£ 10.0	£ 10.3	£ 10.2